Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of income tax reconciliation

			Year ended December 31,
	Notes	2023	2022	2021
Income before income taxes		11,151	19,781	29,541
Income taxes at statutory rate (34%)		(3,791)	(6,726)	(10,044)
Adjustments that affect the taxes basis:
Tax incentives		1,071	1,247	2,826
Income tax benefit from interest on capital		789	556	260
Equity results		88	84	167
Addition of tax loss carryforward		409	899	663
Reclassification of cumulative adjustments to the income statement		-	547	1,471
Reversal of deferred income tax related to Renova Foundation	26(e)	(1,078)	-	-
Liabilities related to associates and joint ventures	26(c)	(404)	-	-
Other		(130)	422	(40)
Income taxes		(3,046)	(2,971)	(4,697)
Current tax		(1,375)	(2,020)	(5,663)
Deferred tax		(1,671)	(951)	966
Income taxes		(3,046)	(2,971)	(4,697)

Schedule of deferred income tax assets and liabilities

	Deferred tax assets Deferred tax liabilities
	Year ended December 31,
	2023	2022	2023	2022
Taxes losses carryforward	5,704	5,908	-	-
Temporary differences:
Asset retirement obligations and other liabilities (i)	4,165	4,875	(807)	(714)
Fair value of financial instruments	735	839	-	-
Employee post-retirement obligation	478	411	-	-
Provision for litigation	306	364	-	-
Fair value of property, plant and equipment in business combination	-	-	(2,034)	(2,205)
Goodwill amortization	-	-	(575)	(518)
Other	723	397	-	-
	12,111	12,794	(3,416)	(3,437)

Financial position
Assets	9,565	10,770	-	-
Liabilities	-	-	(870)	(1,413)

(i)	Following the adoption of the amendment to IAS 12 – Deferred Taxes related to Assets and Liabilities Arising from a Single Transaction, the Company started disclosing separately the deferred tax assets and deferred tax liabilities arising from the decommissioning of assets, environmental obligations, and leases, which resulted in an increase of US$807 in deferred tax assets and deferred tax liabilities. Comparative information was restated to reflect the effects of the adoption, resulting in an increase of US$714 in deferred tax assets and deferred tax liabilities. Therefore, there has been no impact on the deferred tax balances recorded in the Company's financial statements.

Schedule of changes in deferred tax assets and liability

	Assets	Liabilities	Deferred taxes, net
Balance as of December 31, 2021	11,441	1,881	9,560
Taxes losses carryforward	(68)	-	(68)
Provision for asset retirement obligations and other liabilities	(488)	114	(602)
Fair value of financial instruments	(634)	-	(634)
Allocated goodwill	-	(607)	607
Other	(254)	-	(254)
Effect in income statement	(1,444)	(493)	(951)
Employee post-retirement obligation	(116)	-	(116)
Fair value of financial instruments	73	-	73
Other comprehensive income	(43)	-	(43)
Transfer between assets and liabilities	130	130	-
Translation adjustment	686	(77)	763
Sale of California Steel Industries	-	(28)	28
Balance as of December 31, 2022	10,770	1,413	9,357
Taxes losses carryforward	(609)	-	(609)
Provision for asset retirement obligations and other liabilities	(1,123)	86	(1,209)
Fair value of financial instruments	(168)	-	(168)
Allocated goodwill	-	(64)	64
Other	251	-	251
Effect in income statement	(1,649)	22	(1,671)
Employee post-retirement obligation	34	-	34
Fair value of financial instruments	32	-	32
Other comprehensive income	66	-	66
Transfer between assets and liabilities	(371)	(371)	-
Translation adjustment	749	19	730
Transfer to asset to held for sale	-	(213)	-
Balance as of December 31, 2023	9,565	870	8,482

Schedule of income taxes settlement program

	December 31, 2023	December 31, 2022
Current liabilities	428	371
Non-current liabilities	1,723	1,869
REFIS liabilities	2,151	2,240

SELIC rate	11.75%	13.75%

Schedule of uncertain tax positions

	December 31, 2023			December 31, 2022
	Assessed (i)	Not in dispute (ii)	Total	Assessed (i)	Not in dispute (ii)	Total
UTPs not recorded on statement of financial position (iii)
Transfer pricing over the exportation of ores to a foreign subsidiary	2,144	3,010	5,154	1,190	2,592	3,782
Expenses of interest on capital	1,511	-	1,511	1,288	-	1,288
Proceeding related to income tax paid abroad	512	-	512	439	-	439
Goodwill amortization	606	190	796	578	223	801
Payments to Renova Foundation	167	536	703	29	530	559
Other	468	-	468	699	-	699
	5,408	3,736	9,144	4,223	3,345	7,568

UTPs recorded on statement of financial position
Deduction of CSLL in Brazil	183	-	183	155	-	155
	183	-	183	155	-	155

(i)	Includes the tax effects arising from the reduction of the tax losses and negative basis of the CSLL without fines and interest.
(ii)	Includes the principal, without fines and interest.
(iii)	Based on the assessment of its internal and external legal advisors, the Company believes that the tax treatment adopted for these matters will be accepted in decisions of the higher courts on last instance.

Schedule of recoverable and payable taxes

	December 31, 2023			December 31, 2022
	Current assets	Non-current assets	Current liabilities	Current assets	Non-current assets	Current liabilities
Value-added tax ("ICMS")	232	5	25	261	1	46
Brazilian federal contributions ("PIS" and "COFINS") (i)	355	1,010	615	690	740	35
Income taxes	302	358	429	309	369	221
Financial compensation for the exploration of mineral resources ("CFEM")	-	-	93	-	-	54
Other	11	1	152	12	-	114
Total	900	1,374	1,314	1,272	1,110	470

(i)	In December 2023, a judicial decision was issued in a lawsuit related with Brazilian federal contributions (“PIS” and “COFINS”), which is fully guaranteed by a judicial deposit, determining the conversion of part of the judicial deposit to the Government, resulting in the reclassification of the amount to payable taxes. Further details are presented in note 28 of these financial statements.